Premium Income and Premiums Paid to Reinsurers - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Total decrease in premium income	€ 655	€ 2,039
Americas [Member] | Universal Life Insurance Contract [Member]
Disclosure of insurance premium revenue [line items]
Increase in premium paid to reinsurers	€ 815	€ 270